Equity - Schedule of Attributable to the Equity Holders of the Bank (Detail) - CLP ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Basic earnings per share [abstract]
Net income (loss) for the period	$ 166,334	$ (719,020)
Weighted average number of outstanding shares	512,407	512,407
Assumed convertible debt conversion	0	0
Adjusted number of outstanding shares	512,407	512,407
Basic earnings per share (Chilean pesos)	$ 0.325	$ (1.403)
Diluted earnings per share
Net income (loss) for the period	$ 166,334	$ (719,020)
Weighted average number of outstanding shares	512,407	512,407
Dilutive effects
Assumed convertible debt conversion	0	0
Conversion of common shares	0	0
Options rights	0	0
Adjusted number of shares	512,407	512,407
Diluted earnings per share (Chilean pesos)	$ 0.325	$ (1.403)